Summary of Significant Accounting Policies - Schedule of Allowance for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Allowance for Credit Losses [Abstract]
Balance at beginning of the year	$ 98	$ 39	$ 268
(Reversal of) provision for credit losses, net	(67)	76	(229)
Written off	(7)	(17)
Allowance for credit losses	$ 24	$ 98	$ 39